MATERIAL ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2023
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	Fully depreciated
Software (developed and acquired)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	3 years
Customer relationships | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	3 years
Customer relationships | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	6 years
Technology | Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	3 years
Technology | Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated useful life of intangible assets	5 years 3 months